Summary of Royalty Schedule (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	$ 669,640
Royalty and other mineral interest cost	670,208	$ 670,265
Royalty and other mineral interest additions	57	29,771
Royalty and other mineral interest cost	670,265	699,411	$ 670,208
Royalty accumulated depletion	1,920	(2,136)
Depletion	(216)	(943)	(1,756)	$ (164)
Royalty accumulated depletion	(2,136)	(3,079)	1,920
Disposal	76	(322)
Impairment		(22,379)
Land agreement proceeds	(549)	(1,909)
Total	(625)	(24,610)
Carrying amount	667,504	671,722
Beaufor [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	1,235
Royalty and other mineral interest cost	1,235	1,235
Royalty and other mineral interest cost	1,235	1,235	1,235
Impairment		(1,235)
Total		(1,235)
Carrying amount	1,235
Borberema [Member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interest additions		21,250
Royalty and other mineral interest cost		21,250
Carrying amount		21,250
Borden [Member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	3,889
Royalty and other mineral interest cost	3,889	3,889
Royalty and other mineral interest cost	3,889	3,889	3,889
Royalty accumulated depletion	539	(586)
Depletion	(47)	(316)
Royalty accumulated depletion	(586)	(902)	539
Carrying amount	3,303	2,987
Cheechoo [Member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	12,640
Royalty and other mineral interest cost	12,640	12,640
Royalty and other mineral interest cost	12,640	12,640	12,640
Impairment		0
Total		0
Carrying amount	12,640	12,640
Cote [Member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	16,132
Royalty and other mineral interest cost	16,132	16,132
Royalty and other mineral interest cost	16,132	16,132	16,132
Carrying amount	16,132	16,132
Croinor [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	5,779
Royalty and other mineral interest cost	5,779	5,779
Royalty and other mineral interest cost	5,779	5,779	5,779
Impairment		0
Total		0
Carrying amount	5,779	5,779
Cozamin [Member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interest additions		7,369
Royalty and other mineral interest cost		7,369
Depletion		(271)
Royalty accumulated depletion		(271)
Carrying amount		7,098
Fenelon [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	41,553
Royalty and other mineral interest cost	41,553	41,553
Royalty and other mineral interest cost	41,553	41,553	41,553
Carrying amount	41,553	41,553
Gold Rock [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	3,275
Royalty and other mineral interest cost	3,275	3,275
Royalty and other mineral interest cost	3,275	3,275	3,275
Carrying amount	3,275	3,275
Granite Creek [Member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	21,768
Royalty and other mineral interest cost	21,768	21,768
Royalty and other mineral interest cost	21,768	21,768	21,768
Carrying amount	21,768	21,768
Hog Ranch [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	12,879
Royalty and other mineral interest cost	12,879	12,879
Royalty and other mineral interest cost	12,879	12,879	12,879
Carrying amount	12,879	12,879
Jerritt Canyon [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interest cost	8,921	8,921
Royalty and other mineral interest cost	8,921		8,921
Royalty accumulated depletion	528	(549)
Depletion	(21)
Royalty accumulated depletion	(549)		528
Carrying amount	8,372
Lincoln Hill [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	5,421
Royalty and other mineral interest cost	5,421	5,421
Royalty and other mineral interest cost	5,421	5,421	5,421
Carrying amount	5,421	5,421
Malartic [Member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	318,393
Royalty and other mineral interest cost	318,393	318,393
Royalty and other mineral interest cost	318,393	318,393	318,393
Royalty accumulated depletion	691	(817)
Depletion	(126)	(182)
Royalty accumulated depletion	(817)	(999)	691
Carrying amount	317,576	317,394
Marigold [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interest cost	1,261	1,261
Royalty and other mineral interest cost	1,261		1,261
Royalty accumulated depletion	84	84
Royalty accumulated depletion	84		84
Carrying amount	1,177
McKenzie Break [Member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	4,301
Royalty and other mineral interest cost	4,301	4,301
Royalty and other mineral interest cost	4,301	4,301	4,301
Impairment		(4,301)
Total		(4,301)
Carrying amount	4,301
Railroad-Pinion [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	3,032
Royalty and other mineral interest cost	3,032	3,032
Royalty and other mineral interest cost	3,032	3,032	3,032
Carrying amount	3,032	3,032
REN (Net Profit Interest) [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	21,017
Royalty and other mineral interest cost	21,017	21,017
Royalty and other mineral interest cost	21,017	21,017	21,017
Carrying amount	21,017	21,017
REN (Net Smelter Return) [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	42,921
Royalty and other mineral interest cost	42,921	42,921
Royalty and other mineral interest cost	42,921	42,921	42,921
Carrying amount	42,921	42,921
Sao Jorge [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	2,274
Royalty and other mineral interest cost	2,274	2,274
Royalty and other mineral interest cost	2,274	2,274	2,274
Carrying amount	2,274	2,274
Titiribi [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	3,010
Royalty and other mineral interest cost	3,010	3,010
Royalty and other mineral interest cost	3,010	3,010	3,010
Carrying amount	3,010	3,010
Whistler [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	2,575
Royalty and other mineral interest cost	2,575	2,575
Royalty and other mineral interest cost	2,575	2,575	2,575
Carrying amount	2,575	2,575
Yellowknife [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	1,870
Royalty and other mineral interest cost	1,870	1,870
Royalty and other mineral interest cost	1,870	1,870	1,870
Carrying amount	1,870	1,870
Others [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests cost	145,676
Royalty and other mineral interest cost	136,062	136,119
Royalty and other mineral interest additions	57	1,152
Royalty and other mineral interest cost	136,119	146,828	136,062
Royalty accumulated depletion	78	(733)
Depletion	(22)	(174)
Royalty accumulated depletion	(733)	(907)	$ 78
Disposal	76	(322)
Impairment		(16,843)
Land agreement proceeds	(549)	(1,909)
Total	(625)	(19,074)
Carrying amount	135,394	126,847
Others [member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
Royalty accumulated depletion		$ 100
Royalty accumulated depletion	$ 100